Significant accounting judgements and estimates (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Significant Accounting Judgements And Estimates
Inventories	$ 258,834	$ 332,834	$ 489,062
Inventories total	25,883	33,283	48,906
Other receivables	$ 154,162	$ 198,237	$ 134,188